Depositspaid For Acquisition Of Property,Plant and Equipment	12 Months Ended
Dec. 31, 2019
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Depositspaid For Acquisition Of Property,Plant and Equipment

18.	DEPOSITSPAID FOR ACQUISITION OF PROPERTY, PLANT AND EQUIPMENT
On May 23, 2019, the Group entered into three construction contracts with an independent third party to expand the production lines in Hua’an Zhengxing Wheel Co. Limited at a total cash consideration of RMB152,784,000 (US$21,946,000). As at December 31, 2019, the Group has paid deposits of RMB61,618,000 (US$8,851,000).